Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued expenses and other liabilities
Schedule of accrued expenses and other liabilities

	As of December 31,
	2022	2023
	RMB	RMB
Interest payable	14,641	—
Professional service fees payable	7,007	4,547
Payables to financial partners	5,713	3,311
Payables to non-performing assets disposal companies	5,627	6,139
Payable to business partner on behalf a third party	4,514	4,514
Deferred government grants	3,000	—
Payroll payable	2,947	1,402
Deferred service fee	1,714	1,535
Contractual penalty payable	2,000	—
Other payable*	—	139,341
Others	5,114	4,283
Total	52,277	165,072